Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hennessy Funds Trust
Entity Central Index Key	0000891944
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Hennessy Cornerstone Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Investor Class
Trading Symbol	HFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.30%
*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 500,562,498
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	0.00%	[2]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$500,562,498
Number of Portfolio Holdings	52
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	HICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	0.98%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[3]
Net Assets	$ 500,562,498
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	0.00%	[4]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$500,562,498
Number of Portfolio Holdings	52
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Investor Class
Trading Symbol	HFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.46%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.46%	[5]
Net Assets	$ 491,374,302
Holdings Count | Holdings	25
Investment Company, Portfolio Turnover	3.00%	[6]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$491,374,302
Number of Portfolio Holdings	25
Annual Portfolio Turnover*	3%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Focus Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Focus Fund
Class Name	Institutional Class
Trading Symbol	HFCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Focus Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.12%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[7]
Net Assets	$ 491,374,302
Holdings Count | Holdings	25
Investment Company, Portfolio Turnover	3.00%	[8]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$491,374,302
Number of Portfolio Holdings	25
Annual Portfolio Turnover*	3%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Investor Class
Trading Symbol	HFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.33%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[9]
Net Assets	$ 1,285,463,558
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	0.00%	[10]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$1,285,463,558
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Mid Cap 30 Fund
Class Name	Institutional Class
Trading Symbol	HIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	0.98%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[11]
Net Assets	$ 1,285,463,558
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	0.00%	[12]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$1,285,463,558
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Investor Class
Trading Symbol	HFLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.27%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%	[13]
Net Assets	$ 137,067,528
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	60.00%	[14]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$137,067,528
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	60%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Large Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Large Growth Fund
Class Name	Institutional Class
Trading Symbol	HILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Large Growth Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[15]
Net Assets	$ 137,067,528
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	60.00%	[16]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$137,067,528
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	60%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Investor Class
Trading Symbol	HFCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.21%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[17]
Net Assets	$ 330,241,183
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	19.00%	[18]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$330,241,183
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	19%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Cornerstone Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Cornerstone Value Fund
Class Name	Institutional Class
Trading Symbol	HICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Cornerstone Value Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.00%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[19]
Net Assets	$ 330,241,183
Holdings Count | Holdings	51
Investment Company, Portfolio Turnover	19.00%	[20]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$330,241,183
Number of Portfolio Holdings	51
Annual Portfolio Turnover*	19%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Total Return Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Total Return Fund
Class Name	Investor Class
Trading Symbol	HDOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Total Return Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$151	2.95%
*	Annualized.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.95%	[21]
Net Assets	$ 50,008,495
Holdings Count | Holdings	20
Investment Company, Portfolio Turnover	30.00%	[22]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$50,008,495
Number of Portfolio Holdings	20
Annual Portfolio Turnover*	30%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Investor Class
Trading Symbol	HEIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$86	1.66%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%	[23]
Net Assets	$ 41,253,935
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	12.00%	[24]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$41,253,935
Number of Portfolio Holdings	95
Annual Portfolio Turnover*	12%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Equity and Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Equity and Income Fund
Class Name	Institutional Class
Trading Symbol	HEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Equity and Income Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.31%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%	[25]
Net Assets	$ 41,253,935
Holdings Count | Holdings	95
Investment Company, Portfolio Turnover	12.00%	[26]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$41,253,935
Number of Portfolio Holdings	95
Annual Portfolio Turnover*	12%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Balanced Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Balanced Fund
Class Name	Investor Class
Trading Symbol	HBFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Balanced Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$92	1.80%
*	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%	[27]
Net Assets	$ 13,610,160
Holdings Count | Holdings	17
Investment Company, Portfolio Turnover	19.00%	[28]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$13,610,160
Number of Portfolio Holdings	17
Annual Portfolio Turnover*	19%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Energy Transition Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Investor Class
Trading Symbol	HNRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$139	2.37%
*	Annualized.

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.37%	[29]
Net Assets	$ 23,995,368
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	16.00%	[30]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$23,995,368
Number of Portfolio Holdings	29
Annual Portfolio Turnover*	16%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Energy Transition Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Energy Transition Fund
Class Name	Institutional Class
Trading Symbol	HNRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Energy Transition Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$121	2.07%
*	Annualized.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.07%	[31]
Net Assets	$ 23,995,368
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	16.00%	[32]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$23,995,368
Number of Portfolio Holdings	29
Annual Portfolio Turnover*	16%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Investor Class
Trading Symbol	HMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$97	1.75%
*	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.75%	[33]
Net Assets	$ 79,398,201
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%	[34]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$79,398,201
Number of Portfolio Holdings	16
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Midstream Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Midstream Fund
Class Name	Institutional Class
Trading Symbol	HMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Midstream Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$80	1.44%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.44%	[35]
Net Assets	$ 79,398,201
Holdings Count | Holdings	16
Investment Company, Portfolio Turnover	0.00%	[36]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$79,398,201
Number of Portfolio Holdings	16
Annual Portfolio Turnover*	0%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) For presentation purposes, the Fund uses custom categories.
Hennessy Gas Utility Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Investor Class
Trading Symbol	GASFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$52	0.97%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[37]
Net Assets	$ 539,971,302
Holdings Count | Holdings	47
Investment Company, Portfolio Turnover	6.00%	[38]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$539,971,302
Number of Portfolio Holdings	47
Annual Portfolio Turnover*	6%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Gas Utility Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Gas Utility Fund
Class Name	Institutional Class
Trading Symbol	HGASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Gas Utility Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$36	0.68%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[39]
Net Assets	$ 539,971,302
Holdings Count | Holdings	47
Investment Company, Portfolio Turnover	6.00%	[40]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$539,971,302
Number of Portfolio Holdings	47
Annual Portfolio Turnover*	6%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Investor Class
Trading Symbol	HJPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$71	1.39%
*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[41]
Net Assets	$ 447,550,466
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	3.00%	[42]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$447,550,466
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	3%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Fund
Class Name	Institutional Class
Trading Symbol	HJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.04%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[43]
Net Assets	$ 447,550,466
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	3.00%	[44]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$447,550,466
Number of Portfolio Holdings	31
Annual Portfolio Turnover*	3%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Investor Class
Trading Symbol	HJPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$79	1.48%
*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[45]
Net Assets	$ 131,830,605
Holdings Count | Holdings	62
Investment Company, Portfolio Turnover	21.00%	[46]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$131,830,605
Number of Portfolio Holdings	62
Annual Portfolio Turnover*	21%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Japan Small Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Japan Small Cap Fund
Class Name	Institutional Class
Trading Symbol	HJSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Japan Small Cap Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.09%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[47]
Net Assets	$ 131,830,605
Holdings Count | Holdings	62
Investment Company, Portfolio Turnover	21.00%	[48]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$131,830,605
Number of Portfolio Holdings	62
Annual Portfolio Turnover*	21%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$91	1.86%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.86%	[49]
Net Assets	$ 28,572,500
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	17.00%	[50]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$28,572,500
Number of Portfolio Holdings	26
Annual Portfolio Turnover*	17%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Large Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Large Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Large Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$76	1.54%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%	[51]
Net Assets	$ 28,572,500
Holdings Count | Holdings	26
Investment Company, Portfolio Turnover	17.00%	[52]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$28,572,500
Number of Portfolio Holdings	26
Annual Portfolio Turnover*	17%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Investor Class
Trading Symbol	HSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$87	1.62%
*	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.62%	[53]
Net Assets	$ 72,345,745
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	10.00%	[54]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$72,345,745
Number of Portfolio Holdings	27
Annual Portfolio Turnover*	10%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Small Cap Financial Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Small Cap Financial Fund
Class Name	Institutional Class
Trading Symbol	HISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Small Cap Financial Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$70	1.30%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.30%	[55]
Net Assets	$ 72,345,745
Holdings Count | Holdings	27
Investment Company, Portfolio Turnover	10.00%	[56]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$72,345,745
Number of Portfolio Holdings	27
Annual Portfolio Turnover*	10%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Investor Class
Trading Symbol	HTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Investor Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$61	1.23%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[57]
Net Assets	$ 8,140,718
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	55.00%	[58]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$8,140,718
Number of Portfolio Holdings	61
Annual Portfolio Turnover*	55%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Hennessy Technology Fund
Class Name	Institutional Class
Trading Symbol	HTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Technology Fund – Institutional Class (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hennessyfunds.com/funds/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	www.hennessyfunds.com/funds/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.98%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[59]
Net Assets	$ 8,140,718
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	55.00%	[60]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$8,140,718
Number of Portfolio Holdings	61
Annual Portfolio Turnover*	55%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.
Hennessy Sustainable ETF
Shareholder Report [Line Items]
Fund Name	Hennessy Sustainable ETF
Class Name	Hennessy Sustainable ETF
Trading Symbol	STNC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hennessy Sustainable ETF (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hennessyetfs.com/etfs/regulatory-documents. You can also request this information by contacting us at 1-800-966-4354 or fundsinfo@hennessyfunds.com.
Additional Information Phone Number	1-800-966-4354
Additional Information Email	fundsinfo@hennessyfunds.com
Additional Information Website	https://www.hennessyetfs.com/etfs/regulatory-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hennessy Sustainable ETF	$44	0.85%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[61]
Net Assets	$ 91,623,140
Holdings Count | Holdings	48
Investment Company, Portfolio Turnover	138.00%	[62]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$91,623,140
Number of Portfolio Holdings	48
Annual Portfolio Turnover*	138%
*	Not annualized.

Holdings [Text Block]	Sector Breakdown (% of net assets) Sector sub-classifications may differ from those utilized for compliance purposes.

[1]	Annualized.
[2]	Not annualized.
[3]	Annualized.
[4]	Not annualized.
[5]	Annualized.
[6]	Not annualized.
[7]	Annualized.
[8]	Not annualized.
[9]	Annualized.
[10]	Not annualized.
[11]	Annualized.
[12]	Not annualized.
[13]	Annualized.
[14]	Not annualized.
[15]	Annualized.
[16]	Not annualized.
[17]	Annualized.
[18]	Not annualized.
[19]	Annualized.
[20]	Not annualized.
[21]	Annualized.
[22]	Not annualized.
[23]	Annualized.
[24]	Not annualized.
[25]	Annualized.
[26]	Not annualized.
[27]	Annualized.
[28]	Not annualized.
[29]	Annualized.
[30]	Not annualized.
[31]	Annualized.
[32]	Not annualized.
[33]	Annualized.
[34]	Not annualized.
[35]	Annualized.
[36]	Not annualized.
[37]	Annualized.
[38]	Not annualized.
[39]	Annualized.
[40]	Not annualized.
[41]	Annualized.
[42]	Not annualized.
[43]	Annualized.
[44]	Not annualized.
[45]	Annualized.
[46]	Not annualized.
[47]	Annualized.
[48]	Not annualized.
[49]	Annualized.
[50]	Not annualized.
[51]	Annualized.
[52]	Not annualized.
[53]	Annualized.
[54]	Not annualized.
[55]	Annualized.
[56]	Not annualized.
[57]	Annualized.
[58]	Not annualized.
[59]	Annualized.
[60]	Not annualized.
[61]	Annualized.
[62]	Not annualized.